Basic and Diluted Net Loss Per Ordinary Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss attributable to ordinary shareholders	$ 3,293	$ 3,844
Weighted-average shares used in computing net loss per share, basic	6,780,167,748	544,608,702
Weighted-average shares used in computing net loss per share, diluted	6,780,167,748	544,608,702
Net loss per share, basic	$ 0.0005	$ 0.0071
Net loss per share, diluted	$ 0.0005	$ 0.0071